CASH, CASH EQUIVALENTS AND BANK DEPOSITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents [Line Items]
Cash in bank	$ 8,305	$ 53,772
Short-term bank deposits	8,150	14
Cash and cash equivalents	$ 16,455	$ 53,786	$ 21,516	$ 5,892
Minimum
Cash and Cash Equivalents [Line Items]
Bank deposits, term	3 months
Bank deposits, annual interest rate	1.10%
Maximum
Cash and Cash Equivalents [Line Items]
Bank deposits, term	1 year